PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Furniture, fixtures and equipment CNY	Dec. 31, 2012 Furniture, fixtures and equipment CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY
Cost:
Property and equipment, gross		4,822,828	3,712,982	12,115	11,860	4,190,693	3,220,481	619,200	479,808	820	833
Less: Accumulated depreciation		(1,463,547)	(1,013,694)
Property and equipment net excluding construction in process		3,359,281	2,699,288
Construction in progress		274,758	252,221
Property and equipment, net	$ 600,301	3,634,039	2,951,509